Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue	Revenues
The Company’s primary source of revenue is from chartering its vessels (Suezmax tankers, Aframax tankers and Long Range 2 (or LR2) tankers) to its customers and providing operational and maintenance marine services through its Australian operations. The Company utilizes two primary forms of contracts, consisting of voyage charters and time charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, as well as management services to third-party owners of vessels.

Voyage Charters

Voyage charters are charters for a specific voyage that are usually priced on a current or "spot" market rate. Voyage charters for full service lightering voyages may also be priced based on pre-agreed terms. The performance obligations within a voyage charter contract, which will typically include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of the voyage, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the vessel owner.

The Company’s voyage charters will normally contain a lease; however, judgment is necessary to determine whether this is the case based upon the decision-making rights the charterer has under the contract. Consideration for such contracts is either fixed or variable, depending on certain conditions. Delays caused by the charterer result in additional consideration. Payment for the voyage is not due until the voyage is completed. The duration of a single voyage will typically be less than three months. As such, accrued revenue at the end of a period will be invoiced and paid in the subsequent period. The amount of accrued revenue at any point in time will depend on the percent completed of each voyage in progress as well as the freight rate agreed for those specific voyages. The Company does not engage in any specific tactics to minimize vessel residual value risk due to the short-term nature of the contracts.

Time Charters

Pursuant to a time charter, the Company charters a vessel to a customer for a fixed period of time, generally one year or more. The performance obligations within a time-charter contract, which will include the lease of the vessel to the charterer as well as the operation of the vessel, are satisfied as services are rendered over the duration of such contract, as measured using the time that has elapsed from commencement of performance. In addition, any expenses that are unique to a particular voyage, including any fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions, are the responsibility of the customer, as long as the vessel is not off-hire. Hire is typically invoiced monthly in advance for time-charter contracts, based on a fixed daily hire amount. However, certain sources of variability exist, including off-hire and sometimes profit share revenue. If the vessel is off-hire due to mechanical breakdown or for any other reason, the charterer does not pay charter hire for this time. For contracts including a profit share component, the profit share consideration occurs when actual spot tanker rates earned by the vessel exceed certain thresholds for a period of time. Variable consideration under the Company’s contracts is typically recognized as incurred. The Company does not engage in any specific tactics to minimize vessel residual value risk.

As at December 31, 2024, two of the Company’s vessels operated under time-charter contracts with the Company’s customers, which contracts are scheduled to expire in May 2025 and in May 2029, respectively. As at December 31, 2024, the future hire payments expected to be received by the Company under time charters then in place were approximately $14.4 million (2025), $7.4 million (2026), $7.4 million (2027), $7.4 million (2028), and $2.4 million (2029) (December 31, 2023 - $12.1 million (2024)). The hire payments should not be construed to reflect a forecast of total charter hire revenues for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after December 31, 2024, from unexercised option periods of contracts that existed on December 31, 2024, or from variable consideration, if any, under contracts. In addition, future hire payments disclosed above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of any applicable revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.

The carrying amount of the Company's owned, leased and chartered-in vessels employed on time charters as at December 31, 2024, was $26.4 million (December 31, 2023 - $38.9 million). The cost and accumulated depreciation of the vessels employed on these time charters as at December 31, 2024 were $34.8 million (December 31, 2023 - $51.1 million) and $8.4 million (December 31, 2023 - $12.2 million), respectively. As at December 31, 2024, the Company had $2.5 million (December 31, 2023 - $3.4 million) of advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues or voyage charter revenues in subsequent periods and which are included in other current liabilities on the Company's consolidated balance sheets. During the year ended December 31, 2024, the Company recognized revenue of $3.4 million that was included as contract liabilities at December 31, 2023.

Other Revenues

The Company generates revenue from the management and operation of vessels owned by third parties. Such services may include the arrangement of third-party goods and services to be provided for the vessel’s owner. The performance obligations within these contracts typically consist of crewing, technical management, insurance and potentially commercial management. Consideration for such contracts generally consists of a fixed monthly management fee, plus the reimbursement of crewing costs and vessel operational expenses for vessels being managed. The management fee for certain vessel management activities may consist of a fixed component based on the period of management and in certain cases a variable component based on the vessel’s earnings. Substantially all of the Company’s performance obligations are satisfied over the duration of the associated contract, and the Company uses the proportion of elapsed time from the commencement of performance as its method to recognize revenue over the contract duration. The variable consideration under the Company’s contracts is typically recognized as incurred as such consideration is allocated to distinct periods within a contract. Management fees are typically invoiced monthly.

The Company also generates revenue from ship-to-ship support services which include managing the process of transferring cargo between seagoing ships positioned alongside each other, as well as providing corporate management services to certain entities. The Company's performance obligations under these contracts are recognized as services are completed based on percentage of completion or, in the case of long-term contracts, the obligations are recognized over the duration of the contract period.

Revenue Table

The following table contains a breakdown of the Company's revenue by contract type for the years ended December 31, 2024, 2023 and 2022. The Company’s lease income consists of the revenue from its voyage charters and time charters.

	Year Ended December 31,
	2024 $	2023 $	2022 $
Voyage charter revenues
Suezmax	547,261	669,334	557,971
Aframax / LR2	519,702	652,153	481,291
Total	1,066,963	1,321,487	1,039,262

Time-charter revenues
Suezmax	12,767	14,280	49
Aframax / LR2	12,006	16,869	14,689
Bunker tanker (1)	1,142	—	—
Total	25,915	31,149	14,738

Other revenues (2)
Vessel operational and maintenance services	115,172	101,406	94,409
Ship-to-ship support services	11,192	7,946	4,567
Management fees and other	10,094	11,711	24,980
Total	136,458	121,063	123,956

Total revenues	1,229,336	1,473,699	1,177,956
(1)Includes variable lease payments of $0.4 million for the year ended December 31, 2024 related to the reimbursement for certain operating expenditures received from the Company's customer relating to such costs incurred by the Company to operate the vessel.
(2)Relates to non-lease revenues.